REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	$ 5,869,341	$ 6,997,617	$ 6,251,442
Revenue from rendering of services	142,478	104,453	98,319
Revenue	6,011,819	7,102,070	6,349,761
Non-current Assets other than deferred tax	13,646,219	13,396,176	12,736,630
Chile
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	2,998,896	3,633,847	3,409,152
Revenue from rendering of services	76,928	71,318	63,432
Revenue	3,075,824	3,705,165	3,472,584
Non-current Assets other than deferred tax	9,466,748	9,426,583	8,845,193
Argentina
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	570,933	600,923	524,976
Revenue from rendering of services	0	0	0
Revenue	570,933	600,923	524,976
Non-current Assets other than deferred tax	612,467	548,528	688,698
Brazil
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	586,512	658,329	630,440
Revenue from rendering of services	28,332	0	0
Revenue	614,844	658,329	630,440
Non-current Assets other than deferred tax	1,035,237	906,174	642,578
USA/Canada
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	1,057,027	1,309,652	1,041,285
Revenue from rendering of services	0	0	0
Revenue	1,057,027	1,309,652	1,041,285
Non-current Assets other than deferred tax	687,247	721,824	735,846
Uruguay
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	449,316	573,877	454,498
Revenue from rendering of services	37,215	33,134	34,886
Revenue	486,531	607,011	489,384
Non-current Assets other than deferred tax	1,681,160	1,664,974	1,698,320
Mexico
Disclosure Of Reportable Segments [Line Items]
Revenue from sale of goods	206,657	220,989	191,091
Revenue from rendering of services	3	1	1
Revenue	206,660	220,990	191,092
Non-current Assets other than deferred tax	$ 163,360	$ 128,093	$ 125,995